Consolidated Income Statement - USD ($) shares in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest Income
Loans	$ 7,414,000,000	$ 7,203,000,000	$ 7,427,000,000
Investment securities	1,826,000,000	1,679,000,000	1,624,000,000
Other	412,000,000	441,000,000	380,000,000
Total interest income	9,652,000,000	9,323,000,000	9,431,000,000
Interest Expense
Deposits	430,000,000	403,000,000	325,000,000
Borrowed funds	831,000,000	642,000,000	581,000,000
Total interest expense	1,261,000,000	1,045,000,000	906,000,000
Net interest income	8,391,000,000	8,278,000,000	8,525,000,000
Noninterest Income
Asset management	1,521,000,000	1,567,000,000	1,513,000,000
Consumer services	1,388,000,000	1,335,000,000	1,254,000,000
Corporate services	1,504,000,000	1,491,000,000	1,415,000,000
Residential mortgage	567,000,000	566,000,000	618,000,000
Service charges on deposits	667,000,000	651,000,000	662,000,000
Other	1,124,000,000	1,337,000,000	1,388,000,000
Total noninterest income	6,771,000,000	6,947,000,000	6,850,000,000
Total revenue	15,162,000,000	15,225,000,000	15,375,000,000
Provision For Credit Losses	433,000,000	255,000,000	273,000,000
Noninterest Expense
Personnel	4,841,000,000	4,831,000,000	4,611,000,000
Occupancy	861,000,000	842,000,000	833,000,000
Equipment	974,000,000	925,000,000	859,000,000
Marketing	247,000,000	249,000,000	253,000,000
Other	2,553,000,000	2,616,000,000	2,932,000,000
Total noninterest expense	9,476,000,000	9,463,000,000	9,488,000,000
Income (loss) before income taxes and noncontrolling interests	5,253,000,000	5,507,000,000	5,614,000,000
Income taxes (benefit)	1,268,000,000	1,364,000,000	1,407,000,000
Net income	3,985,000,000	4,143,000,000	4,207,000,000
Net income (loss) attributable to noncontrolling interests	82,000,000	37,000,000	23,000,000
Preferred stock dividends	209,000,000	220,000,000	232,000,000
Preferred stock discount accretion and redemptions	6,000,000	5,000,000	5,000,000
Net income attributable to common shareholders	$ 3,688,000,000	$ 3,881,000,000	$ 3,947,000,000
Earnings Per Common Share
Basic	$ 7.42	$ 7.52	$ 7.44
Diluted	$ 7.3	$ 7.39	$ 7.3
Average Common Shares Outstanding
Basic	494	514	529
Diluted	500	521	537